Provisions (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Provisions [Line Items]
Beginning balance	SFr 17.1	SFr 12.1
Additions	29.3	9.5
Release	(1.6)	(2.9)
Utilization	(8.2)	(1.4)
Unwinding of discount	0.1	0.1
Exchange differences	0.0	(0.3)
Ending balance	36.6	17.1
thereof current	21.7	7.1	SFr 5.0
thereof non-current	14.9	10.0	7.2
Social charges
Disclosure of Provisions [Line Items]
Beginning balance	6.8	4.3
Additions	22.9	5.7
Release	(1.0)	(1.9)
Utilization	(8.2)	(1.4)
Unwinding of discount	0.0	0.0
Exchange differences	(0.1)	0.0
Ending balance	20.3	6.8
thereof current	20.3	6.3	4.3
thereof non-current	0.0	0.5	0.0
Long-service leave
Disclosure of Provisions [Line Items]
Beginning balance	5.8	3.8
Additions	2.6	3.2
Release	(0.5)	(1.0)
Utilization	0.0	0.0
Unwinding of discount	0.0	0.0
Exchange differences	0.1	(0.2)
Ending balance	8.0	5.8
thereof current	1.0	0.7	0.5
thereof non-current	7.0	5.1	3.3
Other
Disclosure of Provisions [Line Items]
Beginning balance	4.5	4.0
Additions	3.8	0.6
Release	0.0	0.0
Utilization	0.0	0.0
Unwinding of discount	0.1	0.1
Exchange differences	0.1	(0.1)
Ending balance	8.4	4.5
thereof current	0.4	0.1	0.2
thereof non-current	SFr 8.0	SFr 4.3	SFr 3.8